The Gabelli Asset Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.0%
Aerospace  — 1.2%
200 Airbus SE ................................................. $ 46,351
5,000 Ducommun Inc.† ..................................... 480,650
4,000 HEICO Corp. ............................................. 1,291,280
8,375 L3Harris Technologies Inc. ....................... 2,557,809
5,510 Lockheed Martin Corp. ............................. 2,750,647
5,750 Northrop Grumman Corp. ......................... 3,503,590
261,000 Rolls-Royce Holdings plc .......................... 4,177,125
10,700 RTX Corp. ................................................ 1,790,431
11,750 The Boeing Co.† ....................................... 2,536,003
19,133,886
Agriculture  — 0.2%
35,000 Archer-Daniels-Midland Co. ...................... 2,090,900
19,200 The Mosaic Co. ........................................ 665,856
2,756,756
Automotive  — 1.4%
1,500 Daimler Truck Holding AG ......................... 61,673
5,000 Ferrari NV ................................................ 2,426,100
271,350 Iveco Group NV ........................................ 5,847,508
124,500 PACCAR Inc. ............................................ 12,240,840
635 Tesla Inc.† ................................................ 282,397
36,800 Traton SE ................................................. 1,178,633
2,800 Volkswagen AG ........................................ 308,188
22,345,339
Automotive: Parts and Accessories  — 3.7%
9,000 Atmus Filtration Technologies Inc. ............. 405,810
60,000 BorgWarner Inc. ....................................... 2,637,600
72,800 Brembo NV .............................................. 767,955
200,000 Dana Inc. ................................................. 4,008,000
2,940 Fox Factory Holding Corp.† ....................... 71,413
286,000 Garrett Motion Inc. ................................... 3,895,320
171,100 Genuine Parts Co. ..................................... 23,714,460
9,500 Modine Manufacturing Co.† ...................... 1,350,520
38,000 Monro Inc. ............................................... 682,860
183,750 O'Reilly Automotive Inc.† ......................... 19,810,088
30,000 Standard Motor Products Inc. ................... 1,224,600
58,568,626
Aviation: Parts and Services  — 0.6%
18,000 Curtiss-Wright Corp. ................................ 9,772,920
Broadcasting  — 1.1%
500 Cogeco Communications Inc. ................... 22,979
16,800 Cogeco Inc. .............................................. 729,968
15,000 Corus Entertainment Inc., Cl. B† ............... 1,035
4,180 GCI Liberty Inc., Cl. A† ............................. 156,980
6,566 GCI Liberty Inc., Cl. C† ............................. 244,715
21,600 Liberty Broadband Corp., Cl. A† ................ 1,367,928
37,830 Liberty Broadband Corp., Cl. C† ................ 2,403,718
33,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 3,189,870
Shares
Market
Value
39,728 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... $ 4,149,589
5,500 Nexstar Media Group Inc. ......................... 1,087,570
1,500 Paramount Skydance Corp., Cl. B .............. 28,380
30,000 Sinclair Inc. .............................................. 453,000
127,398 Sirius XM Holdings Inc. ............................ 2,965,188
16,000 TBS Holdings Inc. ..................................... 607,824
20,000 TEGNA Inc. .............................................. 406,600
17,815,344
Building and Construction  — 0.9%
21,950 Arcosa Inc. ............................................... 2,056,934
31,000 Assa Abloy AB, Cl. B ................................. 1,075,438
4,400 Builders FirstSource Inc.† ......................... 533,500
325 Cie de Saint-Gobain SA ............................. 34,974
32,000 Fortune Brands Innovations Inc. ............... 1,708,480
39,100 Herc Holdings Inc. .................................... 4,561,406
800 IES Holdings Inc.† .................................... 318,120
8,625 Johnson Controls International plc ............ 948,319
30,000 Knife River Corp.† .................................... 2,306,100
875 Lennar Corp., Cl. A ................................... 110,285
1,600 Lennar Corp., Cl. B ................................... 191,984
13,845,540
Business Services  — 2.9%
241 Cadence Design Systems Inc.† ................. 84,654
300,000 Clear Channel Outdoor Holdings Inc.† ....... 474,000
17,900 Ecolab Inc. ............................................... 4,902,094
1,500 Figma Inc., Cl. A† ..................................... 77,805
485,000 Havas NV ................................................. 891,418
1,500 Jacobs Solutions Inc. ............................... 224,790
13,000 Live Nation Entertainment Inc.† ................ 2,124,200
43,490 Mastercard Inc., Cl. A ............................... 24,737,547
50,000 NIQ Global Intelligence plc† ...................... 785,000
13,167 U-Haul Holding Co.† ................................. 751,441
20,000 UL Solutions Inc., Cl. A ............................. 1,417,200
1,800 United Rentals Inc. ................................... 1,718,388
8,500 V2X Inc.† ................................................. 493,765
23,375 Visa Inc., Cl. A .......................................... 7,979,757
46,662,059
Cable and Satellite  — 1.3%
35,000 AMC Networks Inc., Cl. A† ........................ 288,400
1,000 Charter Communications Inc., Cl. A† ......... 275,105
197,700 Comcast Corp., Cl. A ................................ 6,211,734
7,850 Naspers Ltd., Cl. N ................................... 2,843,036
3,000 Prosus NV ................................................ 211,118
331,600 Rogers Communications Inc., Cl. B ........... 11,430,252
21,259,645
Communications Equipment  — 0.1%
11,000 Arista Networks Inc.† ............................... 1,602,810
4,000 Corning Inc. ............................................. 328,120
1,930,930

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Hardware  — 0.2%
9,323 Apple Inc. ................................................ $ 2,373,915
1,000 Dell Technologies Inc., Cl. C ...................... 141,770
2,700 International Business Machines Corp. ...... 761,832
3,277,517
Computer Software and Services  — 1.7%
345 Adobe Inc.† .............................................. 121,699
7,241 Alphabet Inc., Cl. A ................................... 1,760,287
31,500 Alphabet Inc., Cl. C ................................... 7,671,825
900 Amentum Holdings Inc.† .......................... 21,555
150 Capgemini SE ........................................... 21,758
4,500 Cisco Systems Inc. ................................... 307,890
1,180 CoreWeave Inc., Cl. A† ............................. 161,483
707 CrowdStrike Holdings Inc., Cl. A† ............. 346,699
25,000 Hewlett Packard Enterprise Co. ................. 614,000
400 Manhattan Associates Inc.† ...................... 81,992
7,537 Meta Platforms Inc., Cl. A ......................... 5,535,022
10,380 Microsoft Corp. ........................................ 5,376,321
1,275 Oracle Corp. ............................................. 358,581
1,280 Palo Alto Networks Inc.† .......................... 260,633
41,000 PAR Technology Corp.† ............................ 1,622,780
587 ROBLOX Corp., Cl. A† .............................. 81,311
7,375 Rockwell Automation Inc. ......................... 2,577,784
1,100 Salesforce Inc. ......................................... 260,700
875 Snowflake Inc., Cl. A† ............................... 197,356
5,000 Stratasys Ltd.† ......................................... 56,000
27,435,676
Consumer Products  — 2.7%
10,321 American Outdoor Brands Inc.† ................ 89,586
8,000 Aptiv plc† ................................................. 689,760
25,000 Brunswick Corp. ....................................... 1,581,000
9,850 Christian Dior SE ...................................... 5,701,245
34,400 Church & Dwight Co. Inc. ......................... 3,014,472
88,100 Edgewell Personal Care Co. ...................... 1,793,716
69,650 Energizer Holdings Inc. ............................. 1,733,589
8,000 Essity AB, Cl. A ......................................... 209,041
40,000 Essity AB, Cl. B ......................................... 1,044,358
2,607 Givaudan SA ............................................ 10,584,541
28,000 Harley-Davidson Inc. ................................ 781,200
1,600 Hermes International SCA ......................... 3,912,874
2,036 Johnson Outdoors Inc., Cl. A .................... 82,234
1,271 MarineMax Inc.† ...................................... 32,194
3,952 National Presto Industries Inc. .................. 443,217
7,512 Nintendo Co. Ltd., ADR ............................. 160,306
24,350 Philip Morris International Inc. .................. 3,949,570
26,850 Reckitt Benckiser Group plc ...................... 2,064,802
38,000 Sally Beauty Holdings Inc.† ...................... 618,640
39,402 Spectrum Brands Holdings Inc. ................ 2,069,787
1,976 Sturm Ruger & Co. Inc. ............................ 85,897
4,400 The Estee Lauder Companies Inc., Cl. A ..... 387,728
Shares
Market
Value
8,500 The Procter & Gamble Co., CDI ................. $ 1,306,025
1,200 Unilever plc .............................................. 71,011
2,300 Unilever plc, ADR ..................................... 136,344
26,000 Wolverine World Wide Inc. ....................... 713,440
43,256,577
Consumer Services  — 0.5%
250 Airbnb Inc., Cl. A† .................................... 30,355
1,800 Allegion plc .............................................. 319,230
3,786 Amazon.com Inc.† ................................... 831,292
6,000 Angi Inc.† ................................................ 97,560
400 Ashtead Group plc .................................... 26,710
1,000 Avis Budget Group Inc.† ........................... 160,575
1,125 FedEx Corp. .............................................. 265,286
12,500 IAC Inc.† .................................................. 425,875
15,000 Rapala VMC Oyj† ..................................... 20,957
89,000 Rollins Inc. ............................................... 5,227,860
12,650 Uber Technologies Inc.† ........................... 1,239,320
8,645,020
Diversified Industrial  — 7.1%
9,100 ABB Ltd., ADR .......................................... 654,745
450 Acuity Inc. ................................................ 154,976
34,000 Ampco-Pittsburgh Corp.† ......................... 77,860
7,500 API Group Corp.† ..................................... 257,775
50,000 Avantor Inc.† ........................................... 624,000
800 Belden Inc. ............................................... 96,216
341,250 Bollore SE ................................................ 1,929,504
143,000 Crane Co. ................................................. 26,332,020
6,550 Crane NXT Co. .......................................... 439,308
2,500 Eaton Corp. plc ......................................... 935,625
3,100 Emerson Electric Co. ................................ 406,658
300 Enpro Inc. ................................................ 67,800
15,975 General Electric Co. .................................. 4,805,599
116,750 Greif Inc., Cl. A ......................................... 6,976,980
36,120 Honeywell International Inc. ...................... 7,603,260
3,000 Hyster-Yale Inc. ........................................ 110,580
9,000 Ichor Holdings Ltd.† ................................. 157,680
14,400 Ingersoll Rand Inc. ................................... 1,189,728
150,200 ITT Inc. .................................................... 26,849,752
11,900 Jardine Matheson Holdings Ltd. ................ 749,700
227,650 Myers Industries Inc. ................................ 3,856,391
11,000 nVent Electric plc ...................................... 1,085,040
12,000 Park-Ohio Holdings Corp. ......................... 254,880
23,000 Pentair plc ................................................ 2,547,480
325 Siemens AG ............................................. 87,455
1,250 Smiths Group plc ..................................... 39,540
5,500 Sulzer AG ................................................. 931,349
6,000 Svenska Cellulosa AB SCA, Cl. A ............... 79,410
36,000 Svenska Cellulosa AB SCA, Cl. B ............... 475,506
163,400 Textron Inc. .............................................. 13,805,666
800 The Goodyear Tire & Rubber Co.† ............. 5,984
5,000 The Gorman-Rupp Co. .............................. 232,050

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
1,650 The Trade Desk Inc., Cl. A† ....................... $ 80,867
220,000 Toray Industries Inc. ................................. 1,406,268
7,400 Trane Technologies plc ............................. 3,122,504
110,240 Tredegar Corp.† ....................................... 885,227
157,200 Trinity Industries Inc. ................................ 4,407,888
2,450 Waters Corp.† .......................................... 734,535
114,457,806
Electronics  — 5.4%
10,000 Flex Ltd.† ................................................. 579,700
5,000 Kimball Electronics Inc.† .......................... 149,300
42,000 Kyocera Corp., ADR .................................. 571,200
1,200 Mettler-Toledo International Inc.† .............. 1,473,132
268,500 Mirion Technologies Inc.† ......................... 6,245,310
1,500 NEXTracker Inc., Cl. A† ............................. 110,985
163,950 Resideo Technologies Inc.† ...................... 7,079,361
2,100 Samsung Electronics Co. Ltd., GDR .......... 3,137,400
100 Samsung Electronics Co. Ltd., New York,
GDR ..................................................... 145,673
1,687,550 Sony Group Corp., ADR ............................ 48,584,565
13,500 TE Connectivity plc ................................... 2,963,655
73,010 Texas Instruments Inc. ............................. 13,414,127
3,500 Thermo Fisher Scientific Inc. ..................... 1,697,570
500 WESCO International Inc. ......................... 105,750
86,257,728
Energy and Utilities  — 2.7%
1,200 Baker Hughes Co. ..................................... 58,464
47,700 BP plc, ADR ............................................. 1,643,742
1,107 Cheniere Energy Inc. ................................ 260,123
42,100 Chevron Corp. .......................................... 6,537,709
23,500 ConocoPhillips ......................................... 2,222,865
600 Constellation Energy Corp. ........................ 197,442
84,500 Devon Energy Corp. .................................. 2,962,570
450 Diamondback Energy Inc. ......................... 64,395
26,200 Enbridge Inc. ............................................ 1,322,052
63,500 EOG Resources Inc. .................................. 7,119,620
1,800 EQT Corp. ................................................ 97,974
53,800 Exxon Mobil Corp. .................................... 6,065,950
330 GE Vernova Inc. ........................................ 202,917
38,000 Halliburton Co. ......................................... 934,800
26,000 Innovex International Inc.† ....................... 482,040
20,000 Kinder Morgan Inc. ................................... 566,200
67,900 National Fuel Gas Co. ................................ 6,271,923
2,250 National Grid plc ....................................... 32,303
17,000 NextEra Energy Inc. .................................. 1,283,330
800 PG&E Corp. .............................................. 12,064
1,300 Phillips 66 ................................................ 176,826
6,380 Range Resources Corp. ............................ 240,143
4,200 RWE AG ................................................... 186,491
1,005 Sable Offshore Corp.† .............................. 17,547
Shares
Market
Value
29,255 Schlumberger NV ..................................... $ 1,005,494
1,600 Sempra .................................................... 143,968
1,300 Severn Trent plc ....................................... 45,248
4,550 Shell plc, ADR .......................................... 325,462
19,000 Southwest Gas Holdings Inc. .................... 1,488,460
86,000 The AES Corp. .......................................... 1,131,760
3,000 Vitesse Energy Inc. ................................... 69,690
43,169,572
Entertainment  — 6.4%
126,116 Atlanta Braves Holdings Inc., Cl. A† .......... 5,734,495
346,859 Atlanta Braves Holdings Inc., Cl. C† .......... 14,425,866
6,965 Borussia Dortmund GmbH & Co. KGaA ..... 29,602
610 Electronic Arts Inc. ................................... 123,037
10,000 Embracer Group AB† ................................ 110,682
41,000 Fox Corp., Cl. A ........................................ 2,585,460
33,500 Fox Corp., Cl. B ........................................ 1,919,215
715,000 Grupo Televisa SAB, ADR ......................... 1,923,350
34,640 Juventus Football Club SpA† .................... 110,864
13,934 Liberty Media Corp.-Liberty Live, Cl. A† .... 1,313,976
50,434 Liberty Media Corp.-Liberty Live, Cl. C† .... 4,890,585
120,220 Madison Square Garden Entertainment
Corp.† .................................................. 5,438,753
107,948 Madison Square Garden Sports Corp.† ..... 24,504,196
3,981 Manchester United plc, Cl. A† ................... 60,272
850 Marvell Technology Inc. ............................ 71,459
322 Netflix Inc.† .............................................. 386,052
42,500 Ollamani SAB† ......................................... 127,406
7,985 Playtika Holding Corp. .............................. 31,062
140,433 Sphere Entertainment Co.† ....................... 8,723,698
4,068 Take-Two Interactive Software Inc.† .......... 1,051,008
97,800 The Walt Disney Co. ................................. 11,198,100
896 TKO Group Holdings Inc. .......................... 180,956
3,336 Ubisoft Entertainment SA† ........................ 38,124
420,000 Vivendi SE ................................................ 1,478,317
791,450 Warner Bros Discovery Inc.† .................... 15,457,018
101,913,553
Environmental Services  — 2.8%
13,000 Phinia Inc. ................................................ 747,240
131,955 Republic Services Inc. .............................. 30,281,033
64,000 Waste Connections Inc. ............................ 11,251,200
14,072 Waste Management Inc. ........................... 3,107,520
45,386,993
Equipment and Supplies  — 10.1%
2,760 3M Co. ..................................................... 428,297
274,583 AMETEK Inc. ............................................ 51,621,604
39,200 Amphenol Corp., Cl. A .............................. 4,851,000
8,000 AZZ Inc. ................................................... 873,040
24,450 Crown Holdings Inc. ................................. 2,361,625
99,050 CTS Corp. ................................................ 3,956,057
4,706 Danaher Corp. .......................................... 933,012
16,000 Distribution Solutions Group Inc.† ............ 481,280

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
277,000 Donaldson Co. Inc. ................................... $ 22,672,450
332,750 Flowserve Corp. ....................................... 17,682,335
44,000 Graco Inc. ................................................ 3,738,240
10,000 Hubbell Inc. .............................................. 4,303,100
60,200 IDEX Corp. ............................................... 9,798,152
36,500 Interpump Group SpA .............................. 1,670,403
73,000 Mueller Industries Inc. .............................. 7,381,030
92,500 Sealed Air Corp. ....................................... 3,269,875
24,000 The Manitowoc Co. Inc.† .......................... 240,240
45,950 The Timken Co. ........................................ 3,454,521
15,000 The Toro Co. ............................................ 1,143,000
67,500 The Weir Group plc .................................. 2,480,130
16,000 Titan Machinery Inc.† ............................... 267,840
21,700 Valmont Industries Inc. ............................. 8,413,741
37,700 Watts Water Technologies Inc., Cl. A ......... 10,528,856
162,549,828
Financial Services  — 12.0%
40,000 AllianceBernstein Holding LP .................... 1,528,800
80,690 American Express Co. ............................... 26,801,990
1,300 Ameriprise Financial Inc. ........................... 638,625
2,400 Bank of America Corp. .............................. 123,816
14,700 Barclays plc .............................................. 75,047
48 Berkshire Hathaway Inc., Cl. A† ................ 36,201,600
1,045 Berkshire Hathaway Inc., Cl. B† ................ 525,363
46,425 Blackstone Inc. ......................................... 7,931,711
15,000 Blue Owl Capital Inc. ................................. 253,950
5,625 Brookfield Asset Management Ltd., Cl. A ... 320,287
21,500 Brookfield Corp. ....................................... 1,474,470
2,399 Cannae Holdings Inc. ................................ 43,926
1,515 Capital One Financial Corp. ....................... 322,059
16,700 Citigroup Inc. ........................................... 1,695,050
1,500 EXOR NV ................................................. 146,521
3,500 Fiserv Inc.† .............................................. 451,255
21,500 FTAI Aviation Ltd. ..................................... 3,587,490
150,000 GAM Holding AG† .................................... 27,888
90,627 Interactive Brokers Group Inc., Cl. A ......... 6,236,044
1,600 Intercontinental Exchange Inc. .................. 269,568
20,000 Jefferies Financial Group Inc. .................... 1,308,400
50,150 JPMorgan Chase & Co. ............................. 15,818,815
75,900 KKR & Co. Inc. ......................................... 9,863,205
61,500 Loews Corp. ............................................. 6,173,985
2,950 M&T Bank Corp. ....................................... 582,979
9,700 Marsh & McLennan Companies Inc. .......... 1,954,841
5,500 Oceaneering International Inc.† ................. 136,290
400 PayPal Holdings Inc.† ............................... 26,824
7,500 Popular Inc. ............................................. 952,575
12,200 PROG Holdings Inc. .................................. 394,792
340,510 Sony Financial Group Inc., ADR† .............. 1,886,425
82,800 State Street Corp. ..................................... 9,605,628
Shares
Market
Value
9,550 T. Rowe Price Group Inc. .......................... $ 980,212
288,500 The Bank of New York Mellon Corp. .......... 31,434,960
11,170 The Goldman Sachs Group Inc. ................. 8,895,230
13,200 The Hartford Insurance Group Inc. ............ 1,760,748
28,700 The PNC Financial Services Group Inc. ...... 5,766,691
1,000 UBS Group AG ......................................... 41,000
9,000 Value Line Inc. ......................................... 351,720
73,225 Wells Fargo & Co. .................................... 6,137,720
192,728,500
Food and Beverage  — 8.4%
182,014 BellRing Brands Inc.† ............................... 6,616,209
558,100 Brown-Forman Corp., Cl. A ....................... 15,018,471
1,850 Brown-Forman Corp., Cl. B ....................... 50,098
720,000 China Mengniu Dairy Co. Ltd. ................... 1,387,827
22,200 Coca-Cola Europacific Partners plc ............ 2,007,102
15,400 Coca-Cola HBC AG ................................... 725,730
1,300 Constellation Brands Inc., Cl. A ................. 175,071
22,000 Crimson Wine Group Ltd.† ....................... 114,035
61,900 Danone SA ............................................... 5,389,481
20,000 Davide Campari-Milano NV ....................... 126,093
169,550 Diageo plc, ADR ....................................... 16,180,156
40,500 Farmer Brothers Co.† ............................... 69,255
190,000 Flowers Foods Inc. ................................... 2,479,500
29,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 2,860,270
64,500 General Mills Inc. ..................................... 3,252,090
1,137,000 Grupo Bimbo SAB de CV, Cl. A .................. 4,039,273
10,500 Heineken Holding NV ................................ 719,311
47,650 Heineken NV ............................................ 3,715,766
17,870 Heineken NV, ADR .................................... 698,181
121,750 ITO EN Ltd. .............................................. 2,865,820
7,000 JBT Marel Corp. ....................................... 983,150
52,000 Kerry Group plc, Cl. A ............................... 4,700,896
450 Kerry Group plc, Cl. A ............................... 40,549
754,500 Kikkoman Corp. ........................................ 6,402,931
16,325 LVMH Moet Hennessy Louis Vuitton SE .... 9,976,094
45,000 Maple Leaf Foods Inc. .............................. 1,164,367
37,000 MEIJI Holdings Co. Ltd. ............................ 767,096
101,000 Mondelēz International Inc., Cl. A .............. 6,309,470
85,400 Morinaga Milk Industry Co. Ltd. ................ 2,000,376
14,500 National Beverage Corp.† ......................... 535,340
21,000 Nestlé SA ................................................. 1,927,605
277,500 Nissin Foods Holdings Co. Ltd. ................. 5,227,812
17,850 PepsiCo Inc. ............................................. 2,506,854
43,350 Pernod Ricard SA ..................................... 4,251,774
63,787 Post Holdings Inc.† .................................. 6,855,827
56,000 Remy Cointreau SA .................................. 3,023,038
16,450 Suntory Beverage & Food Ltd. .................. 514,462
1,200 The Boston Beer Co. Inc., Cl. A† ............... 253,704
43,094 The Campbell's Company ......................... 1,360,909
15,100 The Coca-Cola Co. .................................... 1,001,432

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
16,700 The J.M. Smucker Co. .............................. $ 1,813,620
9,200 The Kraft Heinz Co. ................................... 239,568
200,000 Tingyi (Cayman Islands) Holding Corp. ..... 267,799
22,300 Tootsie Roll Industries Inc. ....................... 934,816
15,000 TreeHouse Foods Inc.† ............................. 303,150
200,800 Yakult Honsha Co. Ltd. ............................. 3,274,363
135,126,741
Health Care  — 4.6%
8,000 Abbott Laboratories .................................. 1,071,520
17,850 AbbVie Inc. .............................................. 4,132,989
5,000 Align Technology Inc.† ............................. 626,100
25,400 Amgen Inc. .............................................. 7,167,880
10,000 AstraZeneca plc, ADR ............................... 767,200
45,000 Bausch + Lomb Corp.† ............................. 678,150
7,000 Bausch Health Cos. Inc.† .......................... 45,150
122,000 Baxter International Inc. ............................ 2,777,940
1,545 Becton Dickinson & Co. ............................ 289,178
7,100 Biogen Inc.† ............................................. 994,568
6,000 Bio-Rad Laboratories Inc., Cl. A† .............. 1,682,340
15,000 Bridgebio Pharma Inc.† ............................ 779,100
61,650 Bristol-Myers Squibb Co. .......................... 2,780,415
6,800 Cencora Inc. ............................................. 2,125,204
1,500 Charles River Laboratories International
Inc.† ..................................................... 234,690
6,050 Chemed Corp. .......................................... 2,708,827
7,200 CONMED Corp. ........................................ 338,616
1,500 CVS Group plc ......................................... 25,177
3,000 DaVita Inc.† ............................................. 398,610
95,000 Demant A/S† ............................................ 3,290,160
3,000 Elevance Health Inc. ................................. 969,360
615 Eli Lilly & Co. ........................................... 469,245
92,000 Evolent Health Inc., Cl. A† ......................... 778,320
2,000 Gerresheimer AG ...................................... 82,888
10,750 Haleon plc ................................................ 48,057
14,243 Halozyme Therapeutics Inc.† .................... 1,044,582
10,780 HCA Healthcare Inc. .................................. 4,594,436
62,336 Henry Schein Inc.† ................................... 4,137,240
1,000 ICU Medical Inc.† ..................................... 119,960
4,500 Indivior plc† ............................................. 74,924
10,500 Integer Holdings Corp.† ............................ 1,084,965
19,850 Johnson & Johnson ................................. 3,680,587
5,700 Labcorp Holdings Inc. .............................. 1,636,242
1,700 McKesson Corp. ....................................... 1,313,318
18,000 Medtronic plc ........................................... 1,714,320
36,500 Merck & Co. Inc. ...................................... 3,063,445
55,000 Option Care Health Inc.† ........................... 1,526,800
25,000 Owens & Minor Inc.† ................................ 120,000
10,000 Pfizer Inc. ................................................ 254,800
14,000 QuidelOrtho Corp.† ................................... 412,300
Shares
Market
Value
635 Regeneron Pharmaceuticals Inc. ............... $ 357,041
40,000 Roche Holding AG, ADR ........................... 1,672,400
2,500 Smith & Nephew plc ................................. 44,970
2,000 Solventum Corp.† .................................... 146,000
5,050 Stryker Corp. ............................................ 1,866,834
13,000 Tenet Healthcare Corp.† ............................ 2,639,520
60,000 Teva Pharmaceutical Industries Ltd., ADR† 1,212,000
7,000 The Cigna Group ...................................... 2,017,750
20,000 The Cooper Companies Inc.† .................... 1,371,200
1,560 UnitedHealth Group Inc. ........................... 538,668
1,985 Vertex Pharmaceuticals Inc.† .................... 777,405
19,550 Zimmer Biomet Holdings Inc. ................... 1,925,675
74,609,066
Hotels and Gaming  — 0.9%
10,000 Accor SA .................................................. 473,142
31,929 Caesars Entertainment Inc.† ..................... 862,881
2,000 Churchill Downs Inc. ................................ 194,020
4,000 Entain plc ................................................. 47,007
225 Flutter Entertainment plc† ......................... 58,523
310,000 Genting Singapore Ltd. ............................. 176,635
5,000 Hyatt Hotels Corp., Cl. A ........................... 709,650
2,291,600 Mandarin Oriental International Ltd. .......... 5,385,260
118,900 MGM Resorts International† ..................... 4,121,074
11,600 Ryman Hospitality Properties Inc., REIT .... 1,039,244
650,000 The Hongkong & Shanghai Hotels Ltd.† .... 487,796
18,000 Universal Entertainment Corp.† ................. 118,795
2,500 Wyndham Hotels & Resorts Inc. ............... 199,750
7,000 Wynn Resorts Ltd. ................................... 897,890
14,771,667
Machinery  — 6.4%
22,000 Astec Industries Inc. ................................. 1,058,860
82,182 Caterpillar Inc. .......................................... 39,213,141
1,385,950 CNH Industrial NV .................................... 15,037,558
71,989 Deere & Co. ............................................. 32,917,690
10,511 Mueller Water Products Inc., Cl. A ............. 268,241
7,000 Oshkosh Corp. ......................................... 907,900
6,000 Vertiv Holdings Co., Cl. A .......................... 905,160
79,600 Xylem Inc. ................................................ 11,741,000
102,049,550
Manufactured Housing and Recreational
Vehicles  — 0.2%
3,200 Cavco Industries Inc.† .............................. 1,858,336
8,000 Champion Homes Inc.† ............................ 610,960
650 Nobility Homes Inc. .................................. 19,500
2,488,796
Metals and Mining  — 5.1%
37,850 Agnico Eagle Mines Ltd. ........................... 6,379,996
141,900 Barrick Mining Corp. ................................ 4,650,063
53,500 Franco-Nevada Corp. ................................ 11,925,685
106,250 Freeport-McMoRan Inc. ............................ 4,167,125

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
18,000 Kinross Gold Corp. ................................... $ 447,300
351,300 Newmont Corp. ........................................ 29,618,103
86,500 Royal Gold Inc. ......................................... 17,350,170
66,200 Wheaton Precious Metals Corp. ................ 7,403,808
81,942,250
Publishing  — 1.3%
106,000 News Corp., Cl. A ..................................... 3,255,260
37,220 S&P Global Inc. ........................................ 18,115,346
38,800 The E.W. Scripps Co., Cl. A† ..................... 95,448
21,466,054
Real Estate  — 0.4%
11,000 American Tower Corp., REIT ..................... 2,115,520
700 Millrose Properties Inc. ............................ 23,527
800 Prologis Inc., REIT ................................... 91,616
79,000 The St. Joe Co. ......................................... 3,908,920
31,000 Weyerhaeuser Co., REIT ........................... 768,490
6,908,073
Retail  — 2.2%
26,200 AutoNation Inc.† ...................................... 5,731,774
600 AutoZone Inc.† ......................................... 2,574,144
20,000 CarMax Inc.† ............................................ 897,400
17,350 Costco Wholesale Corp. ............................ 16,059,681
29,000 CVS Health Corp. ...................................... 2,186,310
1,050 Lowe's Companies Inc. ............................. 263,875
6,000 Maplebear Inc.† ....................................... 220,560
14,000 Rush Enterprises Inc., Cl. B ...................... 803,880
250 Starbucks Corp. ....................................... 21,150
1,700 The Home Depot Inc. ................................ 688,823
80,000 The Kroger Co. ......................................... 5,392,800
5,125 Walmart Inc. ............................................ 528,183
1,650 Zalando SE† ............................................. 50,386
35,418,966
Semiconductors  — 0.3%
1,000 Advanced Micro Devices Inc.† .................. 161,790
330 Applied Materials Inc. ............................... 67,564
50 ASML Holding NV .................................... 48,404
2,000 Axcelis Technologies Inc.† ........................ 195,280
3,050 Broadcom Inc. ......................................... 1,006,226
2,500 Entegris Inc. ............................................. 231,150
12,000 GLOBALFOUNDRIES Inc.† ........................ 430,080
200 Hensoldt AG ............................................. 25,900
1,000 Infineon Technologies AG ......................... 38,978
3,900 Intel Corp. ................................................ 130,845
5,000 MKS Inc. .................................................. 618,850
2,860 NVIDIA Corp. ........................................... 533,619
2,300 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR .............................................. 642,367
Shares
Market
Value
2,600 Teradyne Inc. ........................................... $ 357,864
4,488,917
Specialty Chemicals  — 0.3%
1,100 Air Products and Chemicals Inc. ............... 299,992
16,400 DuPont de Nemours Inc. .......................... 1,277,560
22,500 H.B. Fuller Co. .......................................... 1,333,800
14,500 Sensient Technologies Corp. ..................... 1,360,825
4,272,177
Telecommunications  — 2.2%
2,200 AT&T Inc. ................................................. 62,128
1,250 Deutsche Telekom AG ............................... 42,574
145,250 Deutsche Telekom AG, ADR ...................... 4,960,287
16,000 EchoStar Corp., Cl. A† .............................. 1,221,760
52,000 GCI Liberty Inc., Escrow†(a) ..................... 1
14,000 Hellenic Telecommunications Organization
SA ........................................................ 264,960
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 224,757
147,750 Liberty Global Ltd., Cl. A† ......................... 1,693,215
3,700 Liberty Global Ltd., Cl. C† ......................... 43,475
4,500 Orange SA, ADR ....................................... 73,035
6,900 SoftBank Group Corp., ADR ...................... 436,770
48,000 Sunrise Communications AG, Cl. A ........... 2,835,199
1,850,000 Telecom Italia SpA† .................................. 967,188
36,000 Telefonica Brasil SA, ADR ......................... 459,000
269,000 Telefonica SA, ADR ................................... 1,366,520
488,500 Telephone and Data Systems Inc. .............. 19,168,740
39,900 Telesat Corp.† .......................................... 1,057,350
18,700 TIM SA, ADR ............................................ 417,384
10,000 VEON Ltd., ADR† ..................................... 544,300
800 Verizon Communications Inc. ................... 35,160
35,873,803
Transportation  — 1.3%
10,000 Canadian Pacific Kansas City Ltd. .............. 744,900
4,000 Ferrari Group plc ...................................... 40,012
118,000 GATX Corp. .............................................. 20,626,400
21,411,312
Wireless Communications  — 0.4%
57,500 America Movil SAB de CV, ADR ................. 1,207,500
17,000 Array Digital Infrastructure Inc. ................. 850,170
215,000 Operadora De Sites Mexicanos SAB de CV 202,045
15,885 T-Mobile US Inc. ...................................... 3,802,551
6,062,266
TOTAL COMMON STOCKS .................. 1,590,059,453
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 2,700
35,000 Royce Small-Cap Trust Inc. ....................... 564,550
TOTAL CLOSED-END FUNDS ................ 567,250

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS  — 0.0%
Diversified Industrial  — 0.0%
800 Jungheinrich AG ....................................... $ 27,764
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.9%
$ 15,031,000 U.S. Treasury Bills,
3.887% to 4.282%††,
10/30/25 to 12/26/25 ............................ 14,940,742
TOTAL INVESTMENTS — 100.0%
(Cost $349,172,102) ............................. $ 1,605,595,209
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
GDR Global Depositary Receipt
REIT Real Estate Investment Trust